UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2016

Date of reporting period:	10/31/2015

Item 1. Schedule of Investments

International Equity Portfolio

Schedule of Investments

as of October 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS
Australia — 3.8%
Ansell Ltd.	113,268	$1,611,799
Arrium Ltd.*(a)	1,291,400	91,250
Asaleo Care Ltd.	634,400	791,673
Ausdrill Ltd.	166,700	40,757
Australia & New Zealand Banking Group Ltd.	62,700	1,212,635
Bank of Queensland Ltd.	165,969	1,538,630
Bendigo & Adelaide Bank Ltd.	126,800	961,924
BHP Billiton PLC	124,400	1,988,405
Bradken Ltd.*	227,100	155,608
Caltex Australia Ltd.	150,279	3,364,182
Challenger Ltd.	248,800	1,450,808
Downer EDI Ltd.	288,000	723,716
Lend Lease Group	178,100	1,638,070
Metcash Ltd.(a)	637,800	537,223
Mineral Resources Ltd.	75,100	226,538
National Australia Bank Ltd.	58,968	1,259,240
Orica Ltd.	97,200	1,137,082
Pacific Brands Ltd.*	617,400	314,988
Primary Health Care Ltd.	260,000	683,086
Qantas Airways Ltd.*	488,749	1,376,679
Seven Group Holdings Ltd.	171,300	612,616
Seven West Media Ltd.	882,400	422,442

		22,139,351

Austria — 0.8%
OMV AG	53,800	1,432,574
UNIQA Insurance Group AG	169,496	1,573,996
Voestalpine AG	40,400	1,460,708

		4,467,278

Belgium — 2.2%
AGFA-Gevaert NV*	102,600	437,349
Anheuser-Busch InBev NV	57,605	6,873,696
Delhaize Group	25,400	2,356,837
Fagron	38,700	949,506
KBC Groep NV	38,994	2,370,902

		12,988,290

Brazil — 0.3%
BB Seguridade Participacoes SA	247,400	1,706,406

Canada — 1.2%
Encana Corp.	194,100	1,476,977
MacDonald, Dettwiler & Associates Ltd.	39,500	2,354,413
National Bank of Canada	86,300	2,858,407

		6,689,797

China — 0.5%
Citic Telecom International Holdings Ltd.	1,362,000	564,632
Shougang Fushan Resources Group Ltd.	1,824,000	246,096
TCL Communication Technology Holdings Ltd.	1,365,000	1,015,987
Universal Health International Group Holding Ltd.	2,417,000	953,644

		2,780,359

Denmark — 1.1%
A.P. Moeller - Maersk A/S (Class B Stock)	700	1,033,075
Carlsberg A/S (Class B Stock)	28,245	2,314,090
Danske Bank A/S	63,300	1,741,615
TDC A/S	267,900	1,400,552

		6,489,332

Finland — 1.5%
Sampo Oyj (Class A Stock)	91,604	4,477,383
Tieto Oyj	41,200	1,056,504
UPM-Kymmene Oyj	158,000	2,957,913

		8,491,800

France — 9.6%
Alstom SA*(a)	37,700	1,227,142
Arkema SA	12,300	898,867
AXA SA	74,000	1,974,921
BNP Paribas SA	92,516	5,606,210
Cap Gemini SA	50,428	4,483,860
Cie Generale des Etablissements Michelin	22,600	2,248,153
CNP Assurances	73,800	1,052,701
Credit Agricole SA	124,000	1,566,181
Electricite de France	101,200	1,881,058
Engie	118,400	2,072,095
Iliad SA	7,990	1,678,025
Renault SA	19,800	1,865,638
Saft Groupe SA	25,900	667,585
Sanofi	60,400	6,092,904
SCOR SE	42,800	1,591,419
Societe Generale SA	41,400	1,922,750
Thales SA	25,900	1,872,345
Total SA	128,550	6,216,531
Valeo SA	42,510	6,564,620
Vinci SA	60,111	4,047,051

		55,530,056

Germany — 7.0%
Allianz SE	18,300	3,203,741
Aurubis AG	12,500	835,000
BASF SE	26,000	2,130,021
Bayer AG	49,223	6,563,173
Bayerische Motoren Werke AG	31,000	3,175,281
Daimler AG	50,600	4,387,718
Deutsche Bank AG	67,000	1,875,249
Deutsche Lufthansa AG*	82,900	1,224,246
E.ON SE	54,400	573,874
Evonik Industries Ag	47,600	1,728,357
Freenet AG	32,900	1,109,840
Hannover Rueck SE	19,500	2,254,398
Merck KGaA	9,300	907,946
Muenchener Rueckversicherungs-Gesellschaft AG	14,300	2,851,334
Rheinmetall AG	18,900	1,188,751
Rhoen-klinikum AG	33,800	1,008,277
Siemens AG	12,500	1,255,552
Stada Arzneimittel AG	31,800	1,209,745
Volkswagen AG	12,100	1,675,504
Wincor Nixdorf AG	22,900	1,174,565

		40,332,572

Hong Kong — 1.5%
Cheung Kong Property Holdings Ltd.	97,000	678,723
China Resources Cement Holdings Ltd.	2,098,000	846,626
CK Hutchison Holdings Ltd.	97,000	1,328,270
Huabao International Holdings Ltd.	1,087,000	453,242
Kingboard Chemical Holdings Ltd.	292,680	412,756
Lee & Man Paper Manufacturing Ltd.	1,302,100	810,640

Skyworth Digital Holdings Ltd.	2,444,000	1,808,752
Tongda Group Holdings Ltd.	4,320,000	879,821
Yue Yuen Industrial Holdings Ltd.	410,800	1,498,621

		8,717,451

Ireland — 2.3%
C&C Group PLC	299,900	1,194,154
James Hardie Industries PLC	179,513	2,323,810
Ryanair Holdings PLC, ADR	24,458	1,912,361
Shire PLC	69,870	5,291,290
Smurfit Kappa Group PLC	82,300	2,342,179

		13,063,794

Israel — 1.8%
Bank Hapoalim BM	182,600	950,501
Elbit Systems Ltd.	16,000	1,268,103
Teva Pharmaceutical Industries Ltd.	51,600	3,063,648
Teva Pharmaceutical Industries Ltd., ADR	83,060	4,916,321

		10,198,573

Italy — 1.6%
Astaldi SpA	94,900	764,432
Atlantia SpA	85,973	2,380,881
Azimut Holding SpA	101,948	2,452,156
Enel SpA	638,900	2,946,183
Mediobanca SpA	92,000	925,223

		9,468,875

Japan — 21.2%
ABC-Mart, Inc.	25,900	1,444,628
Alpine Electronics, Inc.	22,600	296,751
Anritsu Corp.	114,900	748,267
Aoyama Trading Co. Ltd.	36,400	1,326,175
Aozora Bank Ltd.	513,000	1,875,044
Asahi Kasei Corp.	124,000	760,943
Bank of Yokohama Ltd. (The)	156,000	973,614
Calsonic Kansei Corp.	215,000	1,713,481
Daihatsu Motor Co. Ltd.	101,200	1,239,669
Daiwa House Industry Co. Ltd.	259,900	6,822,454
Don Quijote Holdings Co. Ltd.	136,700	5,021,561
Enplas Corp.	23,600	868,498
Fuji Oil Holdings Inc.	105,300	1,484,834
Fujikura Ltd.	387,000	1,989,150
Fuyo General Lease Co. Ltd.	30,600	1,371,878
Heiwa Corp.	71,500	1,319,876
Hogy Medical Co. Ltd.	14,200	681,649
Isuzu Motors Ltd.	303,700	3,547,071
Japan Airlines Co. Ltd.	49,100	1,849,751
Japan Tobacco, Inc.	88,700	3,070,066
JX Holdings, Inc.	169,160	664,234
KDDI Corp.	235,600	5,701,128
Keihin Corp.	71,100	1,159,798
KYORIN Holdings, Inc.	56,000	941,408
Kyowa Exeo Corp.	78,200	816,103
Makita Corp.	36,900	2,021,855
Marubeni Corp.	247,900	1,432,374
Matsumotokiyoshi Holdings Co. Ltd.	26,500	1,134,630
Megmilk Snow Brand Co. Ltd.	27,100	563,141
Miraca Holdings, Inc.	9,100	404,998
Mitsubishi Corp.	58,300	1,059,929

Mitsubishi Gas Chemical Co., Inc.	265,600	1,480,822
Mitsubishi UFJ Financial Group, Inc.	354,100	2,290,154
Mitsui & Co. Ltd.	147,400	1,869,461
Mizuho Financial Group, Inc.	977,800	2,014,116
Morinaga Milk Industry Co. Ltd.	245,000	1,111,870
Nichi-iko Pharmaceutical Co. Ltd.	32,900	913,117
Nichirei Corp.	219,000	1,424,490
Nikkiso Co. Ltd.	131,600	1,062,186
Nippon Telegraph & Telephone Corp.	132,200	4,846,637
Nishi-Nippon City Bank Ltd. (The)	254,300	743,102
Nissan Motor Co. Ltd.	277,200	2,873,517
Nisshinbo Holdings, Inc.	84,000	1,140,772
NTT DOCOMO, Inc.	110,000	2,142,303
Resona Holdings, Inc.	483,700	2,559,415
Ricoh Co. Ltd.	135,700	1,462,561
Sankyu, Inc.	213,000	1,199,880
Seino Holdings Co. Ltd.	82,000	973,197
Seven & I Holdings Co. Ltd.	93,800	4,260,848
Shimachu Co. Ltd.	36,500	797,259
Shinko Electric Industries Co. Ltd.	122,000	740,955
Shizuoka Gas Co. Ltd.	28,200	189,558
SKY Perfect JSAT Holdings, Inc.	161,300	849,009
SoftBank Group Corp.	64,500	3,613,800
Sony Corp.	126,200	3,587,289
Sumitomo Corp.	149,600	1,636,217
Sumitomo Metal Mining Co. Ltd.	87,000	1,079,357
Sumitomo Mitsui Financial Group, Inc.	209,600	8,361,713
Toagosei Co. Ltd.	101,700	851,457
Toho Holdings Co. Ltd.	51,700	1,146,258
Tokai Rika Co. Ltd.	88,400	1,911,448
Toppan Forms Co. Ltd.	50,400	649,289
Towa Pharmaceutical Co. Ltd.	14,900	1,013,266
Toyo Tire & Rubber Co. Ltd.	59,700	1,256,252
Toyoda Gosei Co. Ltd.	56,200	1,288,220
Tsumura & Co.	45,800	1,103,600
United Arrows Ltd.	56,200	2,421,147
Yokohama Rubber Co. Ltd. (The)	83,550	1,606,137

		122,775,637

Liechtenstein
VP Bank AG	3,195	256,971

Luxembourg — 0.3%
RTL Group SA	19,957	1,726,374

Netherlands — 4.1%
Aegon NV	175,900	1,079,404
ING Groep NV, CVA	154,200	2,244,207
Koninklijke Ahold NV	171,200	3,482,681
Koninklijke KPN NV	611,774	2,241,664
Royal Dutch Shell PLC (Class A Stock) (AEX)	4,300	112,640
Royal Dutch Shell PLC (Class A Stock) (XLON)	146,151	3,815,600
Royal Dutch Shell PLC (Class B Stock)	188,600	4,938,447
TKH Group NV	33,400	1,263,877
Wolters Kluwer NV	130,595	4,413,761

		23,592,281

New Zealand — 0.3%
Air New Zealand Ltd.	825,600	1,623,989

Norway — 1.5%
DNB ASA	94,500	1,203,170
Fred Olsen Energy ASA*	11,700	54,679

Marine Harvest ASA	61,000	818,739
Statoil ASA	105,700	1,708,563
Telenor ASA	169,505	3,193,164
Yara International ASA	37,700	1,712,560

		8,690,875

Philippines — 0.3%
Alliance Global Group, Inc.	5,257,300	2,040,549

Portugal — 0.3%
EDP-Energias de Portugal SA	521,500	1,927,193

Singapore — 0.8%
DBS Group Holdings Ltd.	168,000	2,065,568
United Overseas Bank Ltd.	114,400	1,661,178
Wilmar International Ltd.	399,800	890,903

		4,617,649

South Africa — 0.2%
Mondi PLC	47,800	1,105,329

Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	154,100	1,325,817
Banco Santander SA	211,617	1,182,135
Ebro Foods SA	44,900	850,434
Gas Natural SDG SA	84,900	1,836,542
Iberdrola SA	361,300	2,576,483
Red Electrica Corporacion SA	27,647	2,433,901
Repsol SA	76,500	963,011

		11,168,323

Sweden — 3.4%
Assa Abloy AB (Class B Stock)	229,480	4,565,064
Boliden AB	87,100	1,667,649
Nordea Bank AB	147,900	1,631,874
SAS AB*(a)	427,248	824,009
Securitas AB (Class B Stock)	91,300	1,191,985
Swedbank AB (Class A Stock)	257,269	5,894,901
Telefonaktiebolaget LM Ericsson (Class B Stock)	203,600	1,981,540
TeliaSonera AB	415,200	2,121,473

		19,878,495

Switzerland — 7.6%
ABB Ltd.*	69,700	1,314,939
Autoneum Holding AG*	2,340	429,570
Baloise Holding AG	13,600	1,630,598
Bucher Industries AG	6,800	1,547,511
Cembra Money Bank AG*	30,000	1,788,610
Credit Suisse Group AG*	291,566	7,272,015
Georg Fischer AG	2,200	1,351,684
Helvetia Holding AG	2,000	1,046,044
Novartis AG	113,737	10,303,291
OC Oerlikon Corp. AG*	91,700	879,945
Oriflame Holding AG*(a)	17,400	241,075
Pargesa Holding SA	13,900	881,501
Swiss Life Holding AG*	11,700	2,787,993
Swiss Re AG	53,400	4,957,164
UBS Group AG	60,400	1,206,334
Wolseley PLC	61,781	3,627,226
Zurich Insurance Group AG*	10,600	2,797,342

		44,062,842

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	172,500	3,788,100

Thailand — 0.2%
Krung Thai Bank PCL	2,708,300	1,302,086

Turkey — 0.4%
Turkcell Iletisim Hizmetleri A/S	557,438	2,215,229

United Kingdom — 16.7%
3i Group PLC	209,500	1,613,790
Alent PLC	33,600	257,005
Amec Foster Wheeler PLC	45,400	496,775
Anglo American PLC	74,200	622,514
AstraZeneca PLC	23,500	1,497,708
Aviva PLC	263,100	1,966,288
BAE Systems PLC	520,100	3,518,195
Barclays PLC	377,400	1,344,587
Barratt Developments PLC	127,300	1,199,221
Beazley PLC	313,989	1,755,096
Bellway PLC	46,600	1,861,327
Berkeley Group Holdings PLC	29,100	1,485,215
BG Group PLC	167,802	2,651,013
Bovis Homes Group PLC	93,500	1,474,811
BP PLC	632,500	3,758,925
British American Tobacco PLC	109,149	6,484,468
BT Group PLC	272,500	1,946,054
Carillion PLC(a)	219,400	1,032,138
Centrica PLC	349,500	1,216,106
Dairy Crest Group PLC	80,900	801,593
Debenhams PLC	507,900	698,507
Direct Line Insurance Group PLC	345,039	2,092,948
DS Smith PLC	120,400	717,378
GlaxoSmithKline PLC	80,100	1,727,406
Go-Ahead Group PLC	20,900	781,317
Home Retail Group PLC	314,600	543,763
HSBC Holdings PLC	306,500	2,394,663
Imperial Tobacco Group PLC	35,100	1,890,057
Informa PLC	376,757	3,294,862
Intermediate Capital Group PLC	175,542	1,527,810
International Consolidated Airlines Group SA*	131,590	1,179,348
J. Sainsbury PLC	937,600	3,841,740
Lloyds Banking Group PLC	4,859,620	5,515,700
Man Group PLC	604,000	1,550,263
Marston’s PLC	144,620	359,709
Old Mutual PLC	524,912	1,715,621
Pace PLC	166,100	954,074
Petrofac Ltd.	52,900	686,387
Provident Financial PLC	62,525	3,337,650
Prudential PLC	285,823	6,675,789
Relx PLC	229,689	4,107,075
Rexam PLC	607,343	5,049,909
Rio Tinto Ltd.	22,100	790,252
RPS Group PLC	269,736	974,630
Tate & Lyle PLC	104,900	962,882
Tullett Prebon PLC	153,300	829,072
Unilever PLC	70,720	3,149,041
Vesuvius PLC	80,600	443,311
WM Morrison Supermarkets PLC	693,300	1,797,714

		96,571,707

United States — 0.6%
Aon PLC	35,530	3,315,305
Boart Longyear Ltd.*	93,300	6,653

		3,321,958

TOTAL COMMON STOCKS (cost $544,623,851)		553,729,521

	Units
RIGHTS(d)*
Spain
Banco Santander SA, expiring 11/03/15 (cost $11,967)	211,617	11,635

TOTAL LONG-TERM INVESTMENTS (cost $544,635,818)		553,741,156

	Shares
SHORT-TERM INVESTMENT — 4.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $23,337,948; includes $3,919,707 of cash collateral for securities on loan)(b)(c)	23,337,948	23,337,948

TOTAL INVESTMENTS — 99.7% (cost $567,973,766)(e)		577,079,104
Other assets in excess of liabilities — 0.3%		1,654,237

NET ASSETS — 100.0%		$578,733,341

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,430,221; cash collateral of $3,919,707 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of October 31, 2015.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$569,659,956

Appreciation	59,564,606
Depreciation	(52,145,458)

Net Unrealized Appreciation	$7,419,148

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$1,376,679	$20,762,672	$—
Austria	—	4,467,278	—
Belgium	—	12,988,290	—
Brazil	1,706,406	—	—
Canada	6,689,797	—	—
China	—	2,780,359	—
Denmark	—	6,489,332	—
Finland	—	8,491,800	—
France	—	55,530,056	—
Germany	—	40,332,572	—
Hong Kong	—	8,717,451	—
Ireland	1,912,361	11,151,433	—
Israel	4,916,321	5,282,252	—
Italy	—	9,468,875	—
Japan	—	122,775,637	—
Liechtenstein	256,971	—	—
Luxembourg	—	1,726,374	—
Netherlands	2,244,207	21,348,074	—
New Zealand	—	1,623,989	—
Norway	—	8,690,875	—
Philippines	—	2,040,549	—
Portugal	—	1,927,193	—
Singapore	—	4,617,649	—
South Africa	—	1,105,329	—
Spain	—	11,168,323	—
Sweden	—	19,878,495	—
Switzerland	—	44,062,842	—
Taiwan	3,788,100	—	—
Thailand	1,302,086	—	—
Turkey	—	2,215,229	—
United Kingdom	1,735,391	94,836,316	—
United States	3,321,958	—	—
Rights
Spain	11,635	—	—
Affiliated Money Market Mutual Fund	23,337,948	—	—

Total	$52,599,860	$524,479,244	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$8,503,197	L1 to L2	Official Close to Model Price

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2015 were as follows:

Banks	11.8%
Insurance	9.4
Pharmaceuticals	8.0
Oil, Gas & Consumable Fuels	5.4
Affiliated Money Market Mutual Fund (including 0.7% of collateral for securities on loan)	4.0
Automobiles	3.2
Capital Markets	3.2
Auto Components	3.1
Diversified Telecommunication Services	3.1
Food & Staples Retailing	3.0
Media	2.6
Wireless Telecommunication Services	2.6
Household Durables	2.1
Chemicals	2.1
Food Products	2.0
Electric Utilities	1.9
Tobacco	1.9
Beverages	1.8
Trading Companies & Distributors	1.8
Airlines	1.7
Real Estate Management & Development	1.6
Aerospace & Defense	1.5
Metals & Mining	1.4
Containers & Packaging	1.4
Industrial Conglomerates	1.1
Construction & Engineering	1.1
Machinery	1.1
Electrical Equipment	1.0
Specialty Retail	1.0
Multiline Retail	1.0
IT Services	1.0
Health Care Providers & Services	0.9
Consumer Finance	0.9
Paper & Forest Products	0.8
Building Products	0.8
Semiconductors & Semiconductor Equipment	0.8
Multi-Utilities	0.7
Technology Hardware, Storage & Peripherals	0.7
Commercial Services & Supplies	0.6
Diversified Financial Services	0.6
Health Care Equipment & Supplies	0.6
Electronic Equipment, Instruments & Components	0.6
Construction Materials	0.5
Road & Rail	0.5
Communications Equipment	0.5
Transportation Infrastructure	0.4
Gas Utilities	0.3
Textiles, Apparel & Luxury Goods	0.3
Leisure Products	0.2
Energy Equipment & Services	0.2
Diversified Banks	0.2
Marine	0.2
Personal Products	0.1
Internet & Catalog Retail	0.1
Health Care Technology	0.1
Hotels, Restaurants & Leisure	0.1
Distributors	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

Prudential Core Bond Fund

Schedule of Investments

as of October 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.8%
ASSET-BACKED SECURITIES — 8.7%
Collateralized Loan Obligations — 5.4%
Apidos CLO IX (Cayman Islands), Series 2012-9AR, Class AR, 144A	1.621	%(a)	07/15/23	250	$248,853
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.611	%(a)	10/12/23	250	248,709
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	1.865	%(a)	04/18/27	250	247,054
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.830	%(a)	08/05/27	250	247,818
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.870	%(a)	04/22/27	250	247,022
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.715	%(a)	01/17/26	250	246,945
Franklin CLO V Ltd., Series 5A, Class A2, 144A	0.597	%(a)	06/15/18	109	108,960
Gramercy Park CLO Ltd. (Cayman Islands), Series 2012-1AR, Class A1R, 144A	1.615	%(a)	07/17/23	250	249,408
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	1.754	%(a)	05/05/27	250	247,621
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.861	%(a)	04/15/27	250	248,528
KVK CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.857	%(a)	05/20/27	250	247,351
Landmark IX CDO Ltd., Series 2007-9A, Class A1, 144A	0.536	%(a)	04/15/21	40	39,471
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class A1A, 144A	1.687	%(a)	01/20/25	250	249,058
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	1.596	%(a)	10/23/25	750	737,761
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	1.739	%(a)	07/15/27	250	244,940
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.791	%(a)	04/15/26	500	495,358
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.781	%(a)	05/21/27	250	246,450
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	1.795	%(a)	07/17/26	250	248,487
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.817	%(a)	04/20/27	250	248,504
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.711	%(a)	11/07/25	250	245,075

					5,343,373

Non-Residential Mortgage-Backed Securities — 1.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	600	596,601
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	400	401,190
Hertz Vehicle Financing II LP, Series 2015-1A, Class A(b)	2.730%		03/25/21	600	600,300
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	345	347,580

					1,945,671

Residential Mortgage-Backed Securities — 1.4%
RAAC Trust, Series 2007-SP3, Class A1	1.397	%(a)	09/25/47	465	455,707
Sierra Timeshare 2013-3 Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	247	245,958
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55	663	657,275

					1,358,940

TOTAL ASSET-BACKED SECURITIES (cost $8,670,563)					8,647,984

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.9%
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.878%		02/10/48	1,100	1,072,586
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,093	1,126,206
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	1,000	1,058,973
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(a)	07/25/23	500	519,149
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%		10/25/23	1,100	1,175,135
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119%		05/10/50	1,000	996,898
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.553	%(a)	04/10/38	1,100	1,102,496
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	1,100	1,084,896
Merrill Lynch Mortgage Trust, Series 2015-LC1, Class AJ	5.360	%(a)	01/12/44	1,000	1,002,178
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790%		02/15/48	850	871,745
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466	%(a)	01/15/45	1,000	1,001,348
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	821	846,171

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,063,796)					11,857,781

CORPORATE BONDS — 41.0%
Aerospace & Defense
Harris Corp., Sr. Unsec’d. Notes	3.832%		04/27/25	30	29,647

Agriculture — 0.3%
Philip Morris International, Inc., Sr. Unsec’d. Notes	3.600%		11/15/23	270	282,912

Airlines — 0.7%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%		07/15/24	252	269,590
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%		11/01/28	105	102,427
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%		06/17/21	259	291,803

					663,820

Auto Manufacturers — 2.9%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	295	291,843
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	1,700	1,708,915
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	550	548,262
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	180	175,774
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.150%		02/26/20	175	173,168

					2,897,962

Banks — 10.3%
Bank of America Corp., Sr. Unsec’d. Notes	5.625%	10/14/16	510	531,976
Bank of America Corp., Sr. Unsec’d. Notes	5.750%	12/01/17	100	108,050
Bank of America Corp., Sr. Unsec’d. Notes	6.500%	08/01/16	235	244,558
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	200	208,269
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	500	492,953
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%	02/05/25	575	554,831
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%	06/16/24	525	535,544
Citigroup, Inc., Sub. Notes	4.300%	11/20/26	425	426,644
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	1.750%	01/29/18	310	310,836
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%	02/13/18	320	318,665
Discover Bank, Sr. Unsec’d. Notes	4.200%	08/08/23	250	257,943
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	75	74,144
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	7.500%	02/15/19	1,250	1,456,854
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%	05/22/45	185	185,700
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	125	125,458
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	315	306,021
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	01/25/23	100	99,716
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	100	113,687
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	75	74,920
JPMorgan Chase Bank NA, Sub. Notes	6.000%	10/01/17	700	757,579
KeyBank NA, Sr. Unsec’d. Notes	2.250%	03/16/20	305	303,208
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%	02/06/25	275	264,821
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.700%	10/23/24	500	506,362
Morgan Stanley, Sub. Notes, MTN	4.350%	09/08/26	350	355,054
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250%	02/10/20	335	332,381
National City Corp., Sub. Notes	6.875%	05/15/19	780	894,674
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%	09/17/18	200	200,350
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/16/20	250	250,360

				10,291,558

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	90	83,352
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	160	171,968
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22	125	124,824

				380,144

Chemicals — 1.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	40	35,718
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	350	387,337
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	520	549,581
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%	01/15/20	550	550,577
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	310	351,097
Monsanto Co., Sr. Unsec’d. Notes	3.950%	04/15/45	35	29,548

				1,903,858

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $74,136; purchased 02/10/15)(b)(c)	4.500%	02/15/45	75	69,729

Computers — 0.4%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	85	73,324
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	305	305,891
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	55	55,116

				434,331

Diversified Financial Services — 0.6%
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	600	591,652

Electric — 2.8%
Alabama Power Co., Sr. Unsec’d. Notes	2.800%	04/01/25	75	71,939
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	40	36,664
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%	06/01/45	160	151,331
Entergy Corp., Sr. Unsec’d. Notes	5.125%	09/15/20	250	266,203
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 144A	2.950%	04/01/25	60	57,303
PECO Energy Co., First Ref. Mortgage	4.800%	10/15/43	120	129,208
PPL Electric Utilities Corp., First Mortgage	3.000%	09/15/21	420	431,643
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.300%	05/01/18	1,300	1,420,409
Southern California Edison Co., First Mortgage	3.600%	02/01/45	170	156,621
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	50	45,870

				2,767,191

Food — 0.5%
JM Smucker Co. (The), Gtd. Notes	3.000%	03/15/22	115	115,073
JM Smucker Co. (The), Gtd. Notes	3.500%	03/15/25	45	45,141
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	75	78,235
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	285	292,826

				531,275

Forest Products & Paper — 0.4%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A (original cost $223,368; purchased 02/11/15)(b)(c)	3.600%	03/01/25	220	219,591
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	170	158,030

				377,621

Gas — 0.1%
Sempra Energy, Sr. Unsec’d. Notes	2.400%	03/15/20	135	134,187

Health Care Providers & Services — 0.7%
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	700	712,250

Healthcare-Products — 1.1%
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44	160	162,431
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	140	143,359
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	350	362,464
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%	09/15/18	395	396,317

				1,064,571

Healthcare-Services — 1.9%
Aetna, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	100	100,754
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	170	211,107
Anthem, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	310	352,549
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	270	262,684
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	260	277,021
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200%	07/01/55	75	71,182
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	40	37,378
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	190	183,865
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	410	422,362

				1,918,902

Housewares — 0.2%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	240	241,706

Insurance — 2.9%
ACE INA Holdings, Inc., Gtd. Notes	3.150%	03/15/25	95	94,378
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	260	254,606
Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43	100	102,303
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%	03/09/25	100	97,581
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	210	249,790

Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	400	398,750
MetLife, Inc., Sr. Unsec’d. Notes	4.368%	09/15/23	560	606,562
New York Life Global Funding, Sec’d. Notes, 144A	1.950%	02/11/20	405	401,071
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	120	144,642
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43	140	130,685
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%	01/26/45	140	126,322
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	120	124,341
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A (original cost $152,774; purchased 02/12/15)(b)(c)	2.950%	11/01/19	150	151,878

				2,882,909

Lodging — 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	250	255,238

Machinery-Diversified — 0.4%
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.050%	03/01/20	270	269,418
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875%	03/01/25	115	113,498

				382,916

Media — 0.9%
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	410	444,086
CCO Safari II LLC, Sr. Secured Notes, 144A	6.384%	10/23/35	80	82,407
CCO Safari II LLC, Sr. Secured Notes, 144A	6.484%	10/23/45	95	98,514
CCO Safari II LLC, Sr. Secured Notes, 144A	6.834%	10/23/55	25	25,332
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	200	209,713

				860,052

Metals — 0.3%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	50	44,398
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	4.125%	05/20/21	130	136,638
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	90	78,674

				259,710

Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	170	168,331

Office & Business Equipment — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	2.750%	09/01/20	165	155,903

Oil & Gas — 1.9%
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20	125	125,016
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	150	184,036
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	190	192,802
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	250	310,717
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	600	640,500
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	90	86,382
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%	05/11/25	180	179,732
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	200	197,371

				1,916,556

Pharmaceuticals — 1.9%
Abbott Laboratories, Sr. Unsec’d. Notes	2.950%	03/15/25	235	234,387
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	105	103,218

AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	175	166,941
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	90	89,185
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	225	214,444
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25	55	53,313
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	555	564,533
Eli Lilly & Co., Sr. Unsec’d. Notes	2.750%	06/01/25	85	84,397
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	70	64,641
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	130	127,552
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	190	173,973

				1,876,584

Pipelines — 2.3%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	4.750%	09/30/21	50	44,249
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	150	139,554
Enterprise Products Operating LLC, Gtd. Notes	6.500%	01/31/19	420	469,458
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/20	600	653,832
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	275	227,613
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	130	118,620
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	225	219,706
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	6.125%	01/15/17	250	261,551
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45	255	196,210

				2,330,793

Real Estate Investment Trusts (REITs) — 0.9%
Camden Property Trust, Sr. Unsec’d. Notes	4.625%	06/15/21	200	214,548
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	300	294,756
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	240	275,935
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	135	135,568

				920,807

Retail — 0.5%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250%	04/15/25	240	235,134
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	40	42,106
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	45	48,244
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	150	162,165
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300%	10/15/37	30	35,978

				523,627

Software — 0.4%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	290	288,998
Microsoft Corp., Sr. Unsec’d. Notes	2.700%	02/12/25	125	123,089

				412,087

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	530	514,303
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	60	56,121
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	75	68,862
Telstra Corp. Ltd. (Australia), Sr. Unsec’d. Notes, 144A	3.125%	04/07/25	90	88,081
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	100	108,424
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	675	593,160

				1,428,951

Transportation — 1.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45	270	253,898
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	5.550%	03/01/19	250	277,550
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250%	05/15/19	250	290,805

Ryder System, Inc., Unsec’d. Notes, MTN	2.650%		03/02/20	110	109,685
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%		02/01/55	45	39,608

					971,546

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $304,908; purchased 02/05/15)(b)(c)	3.050%		01/09/20	300	299,695

TOTAL CORPORATE BONDS (cost $41,626,178)					40,939,021

MUNICIPAL BONDS — 1.0%
California — 0.5%
City of Los Angeles Department of Airports, Revenue Bonds, BABs	6.582%		05/15/39	300	390,240
University of California, Revenue Bonds	3.931%		05/15/45	30	29,446
University of California, Revenue Bonds	4.131%		05/15/45	30	29,351

					449,037

New Jersey — 0.3%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%		01/01/41	250	340,750

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	5.511%		12/01/45	150	176,784

TOTAL MUNICIPAL BONDS (cost $1,015,900)					966,571

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.3%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	17	17,821
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	2.534	%(a)	02/25/45	62	62,729
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(a)	01/01/30	444	443,712
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.349	%(a)	10/26/37	468	426,958
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	526	484,202
Bear Stearns ARM Trust, Series 2005-5, Class A2	2.480	%(a)	08/25/35	193	194,208
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500%		04/25/33	10	10,208
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.697	%(a)	02/25/25	108	108,306
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1	1.344	%(a)	05/25/25	730	727,026
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	159	184,523
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.237	%(a)	12/25/36	294	291,933
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	1.094	%(a)	10/25/27	716	712,805
Government National Mortgage Assoc., Series 2000-9, Class FG	0.799	%(a)	02/16/30	33	33,269
Government National Mortgage Assoc., Series 2000-9, Class FH	0.699	%(a)	02/16/30	38	38,538
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	0.394	%(a)	12/20/54	31	31,123

GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.715	%(a)	09/25/35	136	138,429
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.293	%(a)	09/01/21	907	911,491
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A	2.193	%(a)	04/01/20	345	339,100
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.193	%(a)	04/01/20	411	409,514
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.193	%(a)	05/01/20	400	397,227
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.193	%(a)	08/01/20	195	192,893
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.193	%(a)	10/01/20	590	581,740
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	1.193	%(a)	10/25/35	136	128,387
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A	0.407	%(a)	02/25/36	201	184,185
Sequoia Mortgage Trust 10, Series 10, Class 2A1	0.954	%(a)	10/20/27	99	92,980
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.447	%(a)	07/19/35	87	74,862
Structured Asset Securities Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1	2.249	%(a)	01/25/32	15	14,794
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A	1.621	%(a)	06/25/42	158	152,567
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR9, Class 1A	1.598	%(a)	08/25/42	9	8,539
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1	0.487	%(a)	10/25/45	1,019	942,602

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,379,664)					8,336,671

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.3%
Federal Home Loan Mortgage Corp.	3.000%		TBA	500	518,541
Federal Home Loan Mortgage Corp.	3.000%		07/01/43	972	981,832
Federal Home Loan Mortgage Corp.	3.500%		06/01/42 - 09/01/42	2,389	2,491,566
Federal Home Loan Mortgage Corp.	4.000%		12/01/40 - 01/01/41	1,372	1,462,497
Federal Home Loan Mortgage Corp.	4.500%		06/01/42	428	465,323
Federal National Mortgage Assoc.	2.373	%(a)	07/01/25	6	5,903
Federal National Mortgage Assoc.	2.500%		TBA	500	507,930
Federal National Mortgage Assoc.	2.500%		05/01/30	955	972,656
Federal National Mortgage Assoc.	2.625	%(a)	08/01/24	15	14,751
Federal National Mortgage Assoc.	3.000%		TBA	750	756,234
Federal National Mortgage Assoc.(d)	3.000%		TBA	500	520,094
Federal National Mortgage Assoc.	3.000%		10/01/42 - 06/01/43	3,259	3,303,883
Federal National Mortgage Assoc.	3.500%		10/01/41 - 10/01/42	3,656	3,813,613
Federal National Mortgage Assoc.	4.000%		09/01/44	886	943,216
Federal National Mortgage Assoc.	4.500%		08/01/40 - 08/01/41	878	953,400
Federal National Mortgage Assoc.	5.000%		TBA	2,000	2,204,375
Federal National Mortgage Assoc.	5.239	%(a)	12/01/30	2	2,192
Government National Mortgage Assoc.	1.625	%(a)	08/20/26 - 07/20/30	97	100,351
Government National Mortgage Assoc.	1.750	%(a)	05/20/23 - 03/20/30	269	276,640
Government National Mortgage Assoc.	2.000	%(a)	10/20/24 - 06/20/27	73	75,396
Government National Mortgage Assoc.	2.500	%(a)	02/20/25	23	23,994

Government National Mortgage Assoc.(d)	3.500%	TBA	1,000	1,047,754
Government National Mortgage Assoc.	3.500%	TBA	1,500	1,567,998
Government National Mortgage Assoc.	4.000%	TBA	1,500	1,596,328
Government National Mortgage Assoc.	4.500%	TBA	1,500	1,614,375
Government National Mortgage Assoc.	5.000%	10/20/37	35	37,499

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $26,303,154)				26,258,341

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bonds	3.000%	05/15/45	150	151,772
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	300	303,019
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	07/15/25	235	230,366
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	200	179,540
U.S. Treasury Notes	1.375%	04/30/20	50	49,794
U.S. Treasury Notes	2.000%	08/15/25	95	93,736

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,013,602)				1,008,227

SOVEREIGNS — 1.6%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25	100	88,625
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.875%	01/22/21	200	196,700
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	200	196,300
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.125%	01/15/45	250	234,436
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	260	247,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	200	198,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23	100	101,036
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125%	01/22/44	50	59,173
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	250	283,238

TOTAL SOVEREIGNS (cost $1,694,591)				1,604,508

TOTAL LONG-TERM INVESTMENTS (cost $100,767,448)				99,619,104

SHORT-TERM INVESTMENT — 9.3%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,293,826)(e)			9,293,826	9,293,826

TOTAL INVESTMENTS — 109.1% (cost $110,061,274)(f)				108,912,930
Liabilities in excess of other assets(g) — (9.1)%				(9,108,061)

NET ASSETS — 100.0%				$99,804,869

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2015.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $755,186. The aggregate value of $740,893 is approximately 0.7% of net assets.
(d)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,500,000 is approximately 1.5% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$110,367,394

Appreciation	472,344
Depreciation	(1,926,808)

Net Unrealized Depreciation	$(1,454,464)

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at October 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2015	Unrealized Depreciation(1)(2)
	Long Positions:
45	2 Year U.S. Treasury Notes	Dec. 2015	$9,840,453	$9,839,531	$(922)
115	5 Year U.S. Treasury Notes	Dec. 2015	13,821,875	13,773,946	(47,929)
18	10 Year U.S. Treasury Notes	Dec. 2015	2,306,547	2,298,375	(8,172)
2	U.S. Long Bond	Dec. 2015	314,352	312,875	(1,477)
29	U.S. Ultra Bond	Dec. 2015	4,642,137	4,632,750	(9,387)

					$(67,887)

(1)	Cash of $350,000 has been segregated with Citigroup Global Markets to cover requirements for open contract at October 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2015.

Interest rate swap agreements outstanding at October 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
2,315	12/31/21	1.831%	3 Month LIBOR(1)	$13,099	$(34,526)	$(47,625)
1,920	12/31/21	1.950%	3 Month LIBOR(1)	9,291	(42,968)	(52,259)
4,340	05/31/22	2.200%	3 Month LIBOR(1)	(5,592)	(134,696)	(129,104)
865	05/31/22	2.217%	3 Month LIBOR(2)	—	(27,772)	(27,772)
505	08/31/22	1.745%	3 Month LIBOR(1)	—	1,836	1,836

				$16,798	$(238,126)	$(254,924)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio receives the fixed rate and pays the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2015.

Cash of $520,000 has been segregated with Citigroup Global Markets, Inc., to cover requirements for open exchange-traded interest rate.

Forward rate agreements outstanding at October 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC forward rate agreements:
1,000	11/23/15	3.102%	CMM 102(1)	$(1,613)	$—	$(1,613)	Citigroup Global Markets
1,000	12/21/15	3.097%	CMM 102(1)	(918)	—	(918)	Citigroup Global Markets
1,000	12/21/15	3.092%	CMM 102(1)	(968)	—	(968)	Citigroup Global Markets

				$(3,499)	$—	$(3,499)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2015.

Total return swap agreements outstanding at October 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(1)
OTC swap agreements:
Barclays Capital Group	11/05/2015	1,000	Pay fixed payment of 0.14% and receive variable payments based on the Federal National Mortgage Assoc. 30 Year TBA	$(2,188)	$—	$(2,188)

(1)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of October 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$5,343,373	$—
Non-Residential Mortgage-Backed Securities	—	1,345,371	600,300
Residential Mortgage-Backed Securities	—	1,358,940	—
Commercial Mortgage-Backed Securities	—	11,857,781	—
Corporate Bonds	—	40,939,021	—
Municipal Bonds	—	966,571	—
Residential Mortgage-Backed Securities	—	7,754,931	581,740
U.S. Government Agency Obligations	—	26,258,341	—
U.S. Treasury Obligations	—	1,008,227	—
Sovereigns	—	1,604,508	—
Affiliated Money Market Mutual Fund	9,293,826	—	—
Other Financial Instruments*
Futures Contracts	(67,887)	—	—
Interest Rate Swap Agreements
Exchange-traded swap agreements	—	(254,924)	—
Forward Rate Agreements	—	(3,499)	—
Total Return Swap Agreement	—	(2,188)	—

Total	$9,225,939	$98,176,453	$1,182,040

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Non- Residential Mortgage-Backed Securities	Residential Mortgage- Backed Securities
Balance as of 07/31/15	$595,500	$—
Accrued discount/premium	3	102
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	4,797	1,338
Purchases	—	580,300
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 10/31/15	$600,300	$581,740

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $6,135 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of October 31, 2015	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities Non-Residential Mortgage-Backed Securities	$600,300	Market Approach	Single broker indicative quote
Residential Mortgage-Backed Securities	581,740	Market Approach	Single broker indicative quote

	$1,182,040

Prudential Corporate Bond Fund

Schedule of Investments

as of October 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.5%
ASSET-BACKED SECURITIES — 3.5%
Collateralized Loan Obligations
Magnetite CLO VI Ltd. (Cayman Islands), Series 2012-6A, Class BR, 144A	2.187	%(a)	09/15/23	1,000	$994,361
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.791	%(a)	04/15/26	550	544,894

TOTAL ASSET-BACKED SECURITIES (cost $1,549,894)					1,539,255

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.8%
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%		09/25/24	1,000	988,670
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.335%		11/15/38	951	984,589
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	1,000	1,020,475

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,991,106)					2,993,734

CORPORATE BONDS — 82.7%
Aerospace/Defense — 0.5%
Rolls-Royce PLC (United Kingdom), Gtd. Notes, 144A	3.625%		10/14/25	200	202,720

Agriculture — 1.1%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250%		06/07/22	305	311,518
Reynolds American, Inc., Gtd. Notes	3.250%		06/12/20	185	189,529

					501,047

Auto Manufacturers — 2.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20	800	783,246
General Motors Financial Co., Inc., Gtd. Notes	2.400%		04/10/18	500	495,142

					1,278,388

Banks — 17.8%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	750	758,847
Bank of America Corp., Series V, Jr. Sub. Notes	5.125	%(a)	12/29/49	500	490,000
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25	475	459,384
Capital One Financial Corp., Sub. Notes	4.200%		10/29/25	185	184,999
Citigroup, Inc., Sr. Unsec’d. Notes	3.300%		04/27/25	1,200	1,172,938
Credit Suisse Group Funding Guernsey Ltd. (Guernsey), Gtd. Notes, 144A	3.750%		03/26/25	800	782,143
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700	%(a)	12/29/49	500	506,875
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20	1,000	1,004,101
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	500	519,500
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.500%		05/14/25	500	500,724
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	07/29/49	500	491,875
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20	800	806,720
UBS Group Funding Jersey Ltd. (United Kingdom), Gtd. Notes, 144A	4.125%		09/24/25	200	200,883

					7,878,989

Biotechnology — 1.6%
Amgen, Inc., Sr. Unsec’d. Notes	3.125%		05/01/25	500	480,118
Biogen, Inc., Sr. Unsec’d. Notes	4.050%		09/15/25	215	217,652

					697,770

Building Materials — 0.5%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000%	06/15/20	225	225,977

Chemicals — 2.0%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	500	467,913
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	4.625%	02/26/55	500	432,709

				900,622

Computers — 2.3%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	400	406,405
EMC Corp., Sr. Unsec’d. Notes	2.650%	06/01/20	100	91,066
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	255	255,745
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	45	45,095
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	3.750%	11/15/18	200	202,431

				1,000,742

Diversified Financial Services — 2.3%
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	500	486,586
Navient Corp., Sr. Unsec’d. Notes, MTN	4.625%	09/25/17	500	505,600

				992,186

Electric — 5.8%
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.900%	06/15/18	500	500,212
Duke Energy Progress, Inc., First Mortgage	4.150%	12/01/44	500	501,604
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	3.625%	10/13/25	150	149,423
Exelon Corp., Sr. Unsec’d. Notes	2.850%	06/15/20	250	250,199
PacifiCorp, First Mortgage	3.350%	07/01/25	270	274,035
Puget Energy, Inc., Sr. Sec’d. Notes, 144A	3.650%	05/15/25	400	390,206
WEC Energy Group, Inc., Sr. Unsec’d. Notes	1.650%	06/15/18	500	500,090

				2,565,769

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	50	52,157

Forest Products & Paper — 1.1%
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	500	503,226

Health Care - Services — 3.5%
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600%	02/01/25	500	486,657
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	500	483,856
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	400	426,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	155	164,484

				1,560,997

Healthcare-Products — 1.2%
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45	500	525,634

Insurance — 6.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	5.500%	11/15/20	500	551,811
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55	500	460,545
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	500	538,224
Markel Corp., Sr. Unsec’d. Notes	5.350%	06/01/21	500	555,429
MetLife, Inc., Sr. Unsec’d. Notes	3.048%	12/15/22	900	908,380

				3,014,389

Machinery-Construction & Mining — 1.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	1.700%	06/16/18	500	502,461

Media — 5.2%
CBS Corp., Gtd. Notes	4.000%	01/15/26	60	59,843
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%	04/30/21	400	419,750
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	180	185,416
Comcast Corp., Gtd. Notes	3.375%	08/15/25	800	814,172
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.800%	06/15/20	500	490,031
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25	200	198,226
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	150	130,358

				2,297,796

Metal Fabricate/Hardware — 1.1%
Precision Castparts Corp., Sr. Unsec’d. Notes	2.250%	06/15/20	500	502,013

Mining — 2.8%
Barrick North America Finance LLC, Gtd. Notes	5.700%	05/30/41	50	41,630
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	500	523,175
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	3.750%	06/15/25	250	245,959
Southern Copper Corp., Sr. Unsec’d. Notes	5.875%	04/23/45	500	437,079

				1,247,843

Miscellaneous Manufacturing — 0.2%
Pentair Finance SA (Luxembourg), Gtd. Notes	4.650%	09/15/25	105	105,962

Office/Business Equipment — 1.1%
Xerox Corp., Sr. Unsec’d. Notes	2.800%	05/15/20	500	474,642

Oil & Gas — 3.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%	06/15/19	400	453,717
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.900%	02/01/18	500	535,713
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	400	404,566
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	120	120,082

				1,514,078

Pharmaceuticals — 1.2%
Actavis Funding SCS (Luxembourg), Gtd. Notes	3.800%	03/15/25	500	495,469
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	2.000%	06/22/18	45	44,875

				540,344

Pipelines — 4.5%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	03/15/45	400	319,237
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25	400	364,902
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	500	458,272
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.605%	02/15/25	500	460,298
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45	500	384,725

				1,987,434

Real Estate — 0.5%
Prologis LP, Gtd. Notes	3.750%	11/01/25	200	198,351

Real Estate Investment Trusts (REITs) — 3.5%
Digital Delta Holdings LLC, Gtd. Notes, 144A	3.400%	10/01/20	50	50,252
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400%	11/01/22	75	75,042
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	725	833,554
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	574	576,416

				1,535,264

Retail — 2.9%
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	230	242,113
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	500	506,168
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	3.375%	09/15/25	120	121,864
Starbucks Corp., Sr. Unsec’d. Notes	2.700%	06/15/22	410	414,685

				1,284,830

Semiconductors — 0.2%
Applied Materials, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	75	75,041

Software — 1.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	75	75,793
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	150	152,667
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	5.000%	10/15/25	200	206,783
Microsoft Corp., Sr. Unsec’d. Notes	4.450%	11/03/45	35	35,488

				470,731

Telecommunications — 3.4%
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	350	321,355
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	1,300	1,167,822

				1,489,177

Transportation — 1.0%
FedEx Corp., Gtd. Notes	4.500%	02/01/65	500	443,329

TOTAL CORPORATE BONDS (cost $37,093,429)				36,569,909

MUNICIPAL BONDS — 4.4%
California — 3.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	500	667,780
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	500	739,320

				1,407,100

New Jersey — 1.2%
New Jersey State Turnpike Authority, Series A, Revenue Bonds, BABs	7.102%	01/01/41	410	558,830

TOTAL MUNICIPAL BONDS (cost $2,008,984)				1,965,930

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bonds (cost $61,837)	3.000%	05/15/45	60	60,709

TOTAL LONG-TERM INVESTMENTS (cost $43,705,250)				43,129,537

			Shares
SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $741,541)(b)			741,541	741,541

TOTAL INVESTMENTS — 99.2% (cost $44,446,791)(c)	43,871,078
Other assets in excess of liabilities(d) — 0.8%	362,822

NET ASSETS — 100.0%	$44,233,900

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2015.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$44,513,865
Appreciation	162,971
Depreciation	(805,758)

Net Unrealized Depreciation	$(642,787)

The book basis may differ from tax basis due to certain tax-related adjustments.

(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at October 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
19	2 Year U.S. Treasury Notes	Dec. 2015	$4,155,210	$4,154,469	$(741)
41	5 Year U.S. Treasury Notes	Dec. 2015	4,926,031	4,910,711	(15,320)
48	U.S. Long Bond	Dec. 2015	7,462,969	7,509,000	46,031

					29,970

	Short Positions:
40	10 Year U.S. Treasury Notes	Dec. 2015	5,127,148	5,107,500	19,648
48	U.S. Ultra Treasury Bond	Dec. 2015	7,607,110	7,668,000	(60,890)

					(41,242)

					$(11,272)

(1)	Cash of $200,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at October 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,539,255	$—
Commercial Mortgage-Backed Securities	—	2,993,734	—
Corporate Bonds	—	36,569,909	—
Municipal Bonds	—	1,965,930	—
U.S. Treasury Obligation	—	60,709	—
Affiliated Money Market Mutual Fund	741,541	—	—
Other Financial Instruments*
Futures Contracts	(11,272)	—	—

Total	$730,269	$43,129,537	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Prudential QMA Small-Cap Value Fund

Schedule of Investments

as of October 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 99.2%
Aerospace & Defense — 1.1%
Ducommun, Inc.*	49,573	$1,072,760
Huntington Ingalls Industries, Inc.	12,329	1,478,740
Moog, Inc. (Class A Stock)*	22,107	1,365,328
Orbital ATK, Inc.	32,925	2,819,039
Triumph Group, Inc.	190,375	8,867,667

		15,603,534

Air Freight & Logistics — 1.3%
Air Transport Services Group, Inc.*	339,368	3,322,413
Atlas Air Worldwide Holdings, Inc.*	342,228	14,113,482
Park-Ohio Holdings Corp.	2,800	96,600

		17,532,495

Airlines — 1.4%
Hawaiian Holdings, Inc.*(a)	425,091	14,750,657
SkyWest, Inc.	264,368	5,033,567
Spirit Airlines, Inc.*	11,600	430,592

		20,214,816

Auto Components — 4.9%
American Axle & Manufacturing Holdings, Inc.*	641,292	14,211,031
Cooper Tire & Rubber Co.	400,508	16,737,229
Cooper-Standard Holding, Inc.*	8,100	526,824
Dana Holding Corp.	855,747	14,376,550
Modine Manufacturing Co.*	125,860	1,053,448
Strattec Security Corp.	25,828	1,545,031
Tenneco, Inc.*(a)	200,345	11,337,523
Tower International, Inc.	299,489	8,226,963

		68,014,599

Banks — 16.5%
1st Source Corp.	111,458	3,539,906
Arrow Financial Corp.	33,868	934,757
Banc of California, Inc.	80,600	1,051,024
BancFirst Corp.	45,148	2,782,471
Banco Latinoamericano de Comercio Exterior SA (Panama)	173,911	4,700,814
Bank of Marin Bancorp	52,762	2,805,883
BBCN Bancorp, Inc.	617,851	10,373,718
Berkshire Hills Bancorp, Inc.	200,704	5,740,134
Boston Private Financial Holdings, Inc.	641,296	7,349,252
Camden National Corp.	5,851	228,716
Cardinal Financial Corp.	30,234	687,219
Cathay General Bancorp(a)	233,338	7,303,479
Century Bancorp, Inc. (Class A Stock)	1,800	80,010
Chemical Financial Corp.	177,258	6,014,364
Citizens & Northern Corp.	36,516	723,382
City Holding Co.(a)	11,200	535,696
CNB Financial Corp.	22,499	418,031
Community Bank System, Inc.(a)	21,253	866,272
Community Trust Bancorp, Inc.	55,766	1,922,254
Customers Bancorp, Inc.*	273,330	7,516,575
Enterprise Bancorp, Inc.	3,400	78,948
Enterprise Financial Services Corp.	118,580	3,362,929
Fidelity Southern Corp.	215,393	4,512,483
Financial Institutions, Inc.	73,628	1,923,163
First Bancorp	56,711	1,050,855
First BanCorp. (Puerto Rico)*	310,510	1,176,833
First Business Financial Services, Inc.	6,600	162,690

First Community Bancshares, Inc.	59,634	1,146,762
First Financial Bancorp	338,651	6,529,191
First Financial Corp.	61,359	2,102,773
First Interstate Bancsystem, Inc.	393,516	11,160,114
First Merchants Corp.	179,207	4,700,600
First NBC Bank Holding Co.*	180,797	6,723,840
First of Long Island Corp. (The)	26,382	732,628
FirstMerit Corp.	488,666	9,182,034
Fulton Financial Corp.	66,300	889,746
German American Bancorp, Inc.	22,373	700,946
Great Southern Bancorp, Inc.	53,463	2,583,867
Hanmi Financial Corp.	195,778	4,992,339
Heartland Financial USA, Inc.	98,350	3,623,214
Hilltop Holdings, Inc.*	257,503	5,399,838
Horizon Bancorp	55,036	1,436,440
International Bancshares Corp.	243,982	6,575,315
Lakeland Bancorp, Inc.	97,927	1,138,891
Lakeland Financial Corp.	45,993	2,066,466
MainSource Financial Group, Inc.	100,173	2,167,744
Merchants Bancshares, Inc.	5,100	160,752
MidWestOne Financial Group, Inc.	17,462	535,036
National Penn Bancshares, Inc.	1,092,061	13,148,414
NBT Bancorp, Inc.	89,834	2,525,234
Old National Bancorp	1,072,543	15,015,602
Pacific Continental Corp.	37,940	544,060
Peapack Gladstone Financial Corp.	25,679	580,602
Preferred Bank	88,805	2,940,334
Prosperity Bancshares, Inc.	95,058	4,884,080
Republic Bancorp, Inc. (Class A Stock)	2,058	52,335
S&T Bancorp, Inc.	72,063	2,297,368
Sandy Spring Bancorp, Inc.	46,008	1,265,220
Sierra Bancorp	27,158	440,231
Stock Yards Bancorp, Inc.	63,645	2,398,144
Tompkins Financial Corp.	64,343	3,492,538
Trico Bancshares	77,350	2,038,946
Trustmark Corp.	378,735	9,101,002
Union Bankshares Corp.	165,275	4,140,139
Univest Corp. of Pennsylvania	70,088	1,380,033
Washington Trust Bancorp, Inc.	21,700	841,960
WesBanco, Inc.	93,348	3,047,812
West Bancorporation, Inc.	44,059	870,606
Wilshire Bancorp, Inc.	564,060	6,029,801

		229,424,855

Capital Markets — 1.1%
Arlington Asset Investment Corp. (Class A Stock)	77,196	1,069,165
Calamos Asset Management, Inc. (Class A Stock)	142,349	1,336,657
INTL FCStone, Inc.*	25,200	806,148
Investment Technology Group, Inc.	378,411	6,058,360
Oppenheimer Holdings, Inc. (Class A Stock)	13,204	242,294
Piper Jaffray Cos.*	139,183	4,950,739
Pzena Investment Management, Inc. (Class A Stock)	23,100	220,143

		14,683,506

Chemicals — 2.8%
A. Schulman, Inc.	84,960	3,049,214
Cabot Corp.	307,981	11,068,837
Chase Corp.	13,604	604,154
FutureFuel Corp.	17,200	265,052
Innophos Holdings, Inc.	4,600	195,454
Innospec, Inc.	163,440	9,028,425
Koppers Holdings, Inc.	22,700	430,392

Kraton Performance Polymers, Inc.*	71,700	1,461,963
Minerals Technologies, Inc.	31,700	1,868,398
Stepan Co.	196,719	10,412,337
Tredegar Corp.	45,980	655,675
Trinseo SA*(a)	10,300	334,235

		39,374,136

Commercial Services & Supplies — 2.4%
ACCO Brands Corp.*	607,141	4,899,628
Deluxe Corp.	60,100	3,578,955
Ennis, Inc.	414,856	8,309,566
Quad/Graphics, Inc.	291,171	3,756,106
Viad Corp.	71,611	2,156,207
West Corp.	464,837	11,067,769

		33,768,231

Communications Equipment — 0.7%
Bel Fuse, Inc. (Class B Stock)	25,409	458,124
Brocade Communications Systems, Inc.	913,979	9,523,661

		9,981,785

Construction & Engineering — 1.6%
Aegion Corp.*	573,693	11,066,538
Argan, Inc.	160,462	5,929,071
MasTec, Inc.*	28,900	484,653
MYR Group, Inc.*	216,685	4,875,412

		22,355,674

Consumer Finance — 2.3%
Cash America International, Inc.	271,782	9,384,633
Credit Acceptance Corp.*(a)	22,801	4,311,441
Encore Capital Group, Inc.*(a)	206,291	8,396,044
Enova International, Inc.*	246,805	3,208,465
Nelnet, Inc. (Class A Stock)	172,553	6,173,946

		31,474,529

Containers & Packaging — 0.2%
AEP Industries, Inc.*	4,300	344,000
Greif, Inc. (Class A Stock)	13,600	445,808
Owens-Illinois, Inc.*	57,000	1,228,350
Sonoco Products Co.	4,200	179,298

		2,197,456

Diversified Consumer Services — 0.7%
K12, Inc.*	447,530	4,345,516
Strayer Education, Inc.*	109,378	5,788,284

		10,133,800

Diversified Financial Services
Marlin Business Services Corp.	34,600	611,036

Diversified Telecommunication Services — 0.7%
General Communication, Inc. (Class A Stock)*	19,300	393,044
IDT Corp. (Class B Stock)	73,899	956,992
Intelsat SA*(a)	251,411	1,664,341
Iridium Communications, Inc.*(a)	787,298	6,463,717

		9,478,094

Electric Utilities — 1.2%
IDACORP, Inc.	246,759	16,495,839

Electronic Equipment, Instruments & Components — 2.8%
Benchmark Electronics, Inc.*	38,246	756,506
Checkpoint Systems, Inc.	44,030	329,344
Electro Rent Corp.	40,464	420,016
Fabrinet (Thailand)*	50,494	1,094,205
II-VI, Inc.*	26,100	472,932
Ingram Micro, Inc. (Class A Stock)	52,200	1,554,516
Jabil Circuit, Inc.(a)	430,100	9,883,698
Methode Electronics, Inc.	87,694	2,922,841
Sanmina Corp.*	707,274	14,619,354
SYNNEX Corp.(a)	39,600	3,502,224
Tech Data Corp.*	57,300	4,170,867

		39,726,503

Energy Equipment & Services — 2.6%
Bristow Group, Inc.	306,973	10,661,172
Forum Energy Technologies, Inc.*	578,895	7,670,359
Frank’s International NV	164,000	2,814,240
Helix Energy Solutions Group, Inc.*	1,318,450	7,620,641
Hornbeck Offshore Services, Inc.*(a)	13,400	181,034
Nabors Industries Ltd.	348,300	3,496,932
Newpark Resources, Inc.*	391,300	2,214,758
PHI, Inc.*	49,515	942,766

		35,601,902

Food & Staples Retailing — 2.4%
Fresh Market, Inc. (The)*(a)	28,900	720,188
Ingles Markets, Inc. (Class A Stock)	208,505	10,412,740
SpartanNash Co.	298,490	8,327,871
SUPERVALU, Inc.*	2,028,319	13,326,056
Weis Markets, Inc.	25,043	1,030,269

		33,817,124

Food Products — 1.0%
Cal-Maine Foods, Inc.(a)	5,600	299,376
Fresh Del Monte Produce, Inc.	210,561	9,607,898
Ingredion, Inc.(a)	44,492	4,229,410

		14,136,684

Gas Utilities — 0.1%
Questar Corp.	51,300	1,059,345

Health Care Providers & Services — 1.2%
LifePoint Hospitals, Inc.*	4,700	323,736
National Healthcare Corp.	19,006	1,240,712
Select Medical Holdings Corp.	1,036,485	11,712,281
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	141,833	2,920,341

		16,197,070

Hotels, Restaurants & Leisure — 0.4%
Bloomin’ Brands, Inc.	84,400	1,432,268
Isle of Capri Casinos, Inc.*	68,500	1,310,405
Marcus Corp. (The)	78,402	1,622,138
Speedway Motorsports, Inc.	71,690	1,324,114

		5,688,925

Household Durables
CSS Industries, Inc.	22,245	607,289

Insurance — 8.9%
Allied World Assurance Co. Holdings AG	162,466	5,907,264
American Equity Investment Life Holding Co.(a)	557,377	14,313,441
American Financial Group, Inc.	20,123	1,452,679
Argo Group International Holdings Ltd.	130,529	8,160,673
Aspen Insurance Holdings Ltd.	98,811	4,803,203
CNO Financial Group, Inc.(a)	87,278	1,676,610
Crawford & Co. (Class B Stock)	17,100	102,600
EMC Insurance Group, Inc.	28,350	708,750
Employers Holdings, Inc.	202,398	5,357,475
Endurance Specialty Holdings Ltd.	42,746	2,698,555
FBL Financial Group, Inc. (Class A Stock)	89,668	5,640,117
First American Financial Corp.	357,174	13,619,045
Global Indemnity PLC*	21,486	610,417
Hanover Insurance Group, Inc. (The)	90,352	7,612,156
HCI Group, Inc.	45,163	1,969,558
Independence Holding Co.	4,100	55,596
Infinity Property & Casualty Corp.	16,781	1,351,206
Maiden Holdings Ltd.	89,905	1,398,023
National Western Life Group, Inc. (Class A Stock)	4,700	1,212,553
Navigators Group, Inc. (The)*	101,662	8,676,852
Selective Insurance Group, Inc.	379,567	13,850,400
State Auto Financial Corp.	109,159	2,603,442
United Fire Group, Inc.	157,325	5,850,917
United Insurance Holdings Corp.(a)	326,680	5,396,754
Universal Insurance Holdings, Inc.	290,185	9,155,337

		124,183,623

IT Services — 4.0%
CACI International, Inc. (Class A Stock)*	204,678	19,861,953
Convergys Corp.	698,531	17,931,291
NeuStar, Inc. (Class A Stock)*(a)	5,000	135,950
Science Applications International Corp.	276,796	12,693,864
Sykes Enterprises, Inc.*	201,383	5,840,107

		56,463,165

Machinery — 3.4%
AGCO Corp.(a)	45,900	2,221,101
Altra Industrial Motion Corp.	78,394	2,074,305
Blount International, Inc.*	55,431	336,466
Columbus McKinnon Corp.	38,668	722,705
Crane Co.	11,300	594,832
Douglas Dynamics, Inc.	280,401	6,151,998
Federal Signal Corp.	349,364	5,261,422
Global Brass & Copper Holdings, Inc.	242,652	5,457,244
Hyster-Yale Materials Handling, Inc.	28,944	1,693,803
Kennametal, Inc.	31,200	877,344
LB Foster Co. (Class A Stock)	14,445	212,775
Meritor, Inc.*	1,107,536	12,038,916
Rexnord Corp.*	41,400	765,072
TriMas Corp.*	15,902	318,199
Wabash National Corp.*	696,497	8,337,069

		47,063,251

Marine — 0.6%
Matson, Inc.	175,165	8,027,812

Media — 0.7%
Entercom Communications Corp. (Class A Stock)*(a)	82,282	908,393
Gray Television, Inc.*	248,400	3,947,076
John Wiley & Sons, Inc. (Class A Stock)	4,300	225,019

Saga Communications, Inc. (Class A Stock)	9,110	391,912
Time, Inc.	212,700	3,951,966

		9,424,366

Metals & Mining — 0.9%
Century Aluminum Co.*(a)	483,500	1,750,270
Handy & Harman Ltd.*	45,593	1,082,834
Reliance Steel & Aluminum Co.	11,800	707,528
Steel Dynamics, Inc.	13,500	249,345
Stillwater Mining Co.*(a)	63,500	593,090
Worthington Industries, Inc.	285,115	8,753,030

		13,136,097

Multiline Retail — 0.6%
Dillard’s, Inc. (Class A Stock)(a)	86,500	7,740,020

Multi-Utilities — 0.5%
Black Hills Corp.	155,400	7,114,212

Oil, Gas & Consumable Fuels — 2.9%
Adams Resources & Energy, Inc.	26,878	1,194,996
Alon USA Energy, Inc.(a)	198,800	3,329,900
Delek US Holdings, Inc.	349,933	9,518,178
EP Energy Corp. (Class A Stock)*(a)	365,300	2,012,803
Pacific Ethanol, Inc.*(a)	141,412	849,886
Panhandle Oil And Gas, Inc. (Class A Stock)	35,500	652,490
QEP Resources, Inc.	340,900	5,270,314
Renewable Energy Group, Inc.*	258,119	2,036,559
REX American Resources Corp.*	4,800	263,568
Scorpio Tankers, Inc. (Monaco)	198,100	1,806,672
Ship Finance International Ltd. (Norway)(a)	274,169	4,685,548
Teekay Tankers Ltd. (Bermuda) (Class A Stock)	87,000	664,680
Western Refining, Inc.	181,247	7,543,500

		39,829,094

Paper & Forest Products — 1.4%
KapStone Paper & Packaging Corp.	406,722	8,846,204
Schweitzer-Mauduit International, Inc.	258,643	10,040,521

		18,886,725

Pharmaceuticals
Lannett Co., Inc.*(a)	5,400	241,758

Professional Services — 1.0%
CRA International, Inc.*	77,505	1,813,617
ICF International, Inc.*	138,492	4,247,550
Navigant Consulting, Inc.*	299,348	5,148,785
RPX Corp.*	96,929	1,380,269
VSE Corp.	27,900	1,603,134

		14,193,355

Real Estate Investment Trusts (REITs) — 12.0%
AG Mortgage Investment Trust, Inc.	412,081	6,267,752
American Capital Mortgage Investment Corp.	302,537	4,389,812
Apollo Commercial Real Estate Finance, Inc.	301,780	5,012,566
Apollo Residential Mortgage, Inc.	429,981	5,533,855
Armada Hoffler Properties, Inc.	165,389	1,776,278
Ashford Hospitality Prime, Inc.	54,679	803,781
Ashford Hospitality Trust, Inc.	1,403,320	9,654,842
Capstead Mortgage Corp.	471,992	4,554,723
CBL & Associates Properties, Inc.	692,743	10,100,193
Cedar Realty Trust, Inc.	119,312	833,991

Chambers Street Properties	1,195,215	8,462,122
CorEnergy Infrastructure Trust, Inc.(a)	138,576	708,123
CYS Investments, Inc.	882,509	6,812,969
Dynex Capital, Inc.(a)	525,606	3,484,768
FelCor Lodging Trust, Inc.	43,700	351,785
First Potomac Realty Trust	233,900	2,757,681
Franklin Street Properties Corp.	1,007,903	10,502,349
Geo Group, Inc. (The)	24,950	805,136
Gladstone Commercial Corp.	126,776	2,029,684
Government Properties Income Trust	255,600	4,161,168
Hatteras Financial Corp.	194,000	2,776,140
Hospitality Properties Trust	399,900	10,733,316
Inland Real Estate Corp.	744,789	6,591,383
Invesco Mortgage Capital, Inc.	763,526	9,200,488
Investors Real Estate Trust(a)	112,782	915,790
Lexington Realty Trust	1,620,077	14,321,481
MFA Financial, Inc.	201,734	1,395,999
New Residential Investment Corp.	505,678	6,133,874
Pennymac Mortgage Investment Trust	463,443	6,775,537
RAIT Financial Trust	334,519	1,622,417
Redwood Trust, Inc.(a)	58,700	779,536
Rouse Properties, Inc.(a)	22,100	388,739
Select Income REIT	772,828	15,611,126
WP Glimcher, Inc.	131,500	1,528,030

		167,777,434

Road & Rail — 0.3%
ArcBest Corp.	58,832	1,523,749
Celadon Group, Inc.	23,700	343,176
Covenant Transportation Group, Inc. (Class A Stock)*	16,100	310,730
Werner Enterprises, Inc.(a)	67,100	1,775,466

		3,953,121

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Energy Industries, Inc.*	409,224	11,572,855
Amkor Technology, Inc.*	1,699,161	10,568,781
Tessera Technologies, Inc.	55,200	1,930,344
Ultra Clean Holdings, Inc.*	68,403	333,807
Xcerra Corp.*	37,000	256,780

		24,662,567

Specialty Retail — 2.9%
Abercrombie & Fitch Co. (Class A Stock)(a)	239,000	5,064,410
American Eagle Outfitters, Inc.(a)	21,400	326,992
Build-A-Bear Workshop, Inc.*	9,600	149,376
Cato Corp. (The) (Class A Stock)	150,322	5,676,159
CST Brands, Inc.	4,300	154,499
Express, Inc.*	403,050	7,778,865
Murphy USA, Inc.*	175,300	10,758,161
Outerwall, Inc.(a)	130,601	7,836,060
Penske Automotive Group, Inc.	14,800	722,832
Rent-A-Center, Inc.	21,300	391,707
Select Comfort Corp.*	23,900	506,680
Shoe Carnival, Inc.	36,058	810,223
Tilly’s, Inc. (Class A Stock)*	22,100	161,109

		40,337,073

Technology Hardware, Storage & Peripherals — 0.5%
NCR Corp.*	275,400	7,325,640

Textiles, Apparel & Luxury Goods — 0.2%
Movado Group, Inc.	80,700	2,077,218
Vera Bradley, Inc.*(a)	11,600	145,116
Wolverine World Wide, Inc.	53,500	993,495

		3,215,829

Thrifts & Mortgage Finance — 4.8%
Dime Community Bancshares, Inc.	324,683	5,633,250
Federal Agricultural Mortgage Corp. (Class C Stock)	17,162	503,876
First Defiance Financial Corp.	64,072	2,453,958
Meta Financial Group, Inc.	17,015	733,006
OceanFirst Financial Corp.	70,555	1,302,445
Oritani Financial Corp.	338,382	5,387,042
PennyMac Financial Services, Inc. (Class A Stock)*	25,115	415,402
Provident Financial Services, Inc.	323,720	6,577,990
Radian Group, Inc.(a)	654,466	9,470,123
Territorial Bancorp, Inc.	20,000	557,600
TrustCo Bank Corp.	95,141	592,729
Walker & Dunlop, Inc.*	280,521	8,137,914
Washington Federal, Inc.	716,104	17,859,634
WSFS Financial Corp.	232,178	7,376,295

		67,001,264

Trading Companies & Distributors — 2.0%
Aircastle Ltd.	705,853	15,994,629
CAI International, Inc.*	218,606	2,540,202
GATX Corp.(a)	181,547	8,478,245
TAL International Group, Inc.*	54,737	928,339

		27,941,415

Water Utilities — 0.3%
SJW Corp.	136,884	4,343,329

Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	65,300	1,177,359

TOTAL COMMON STOCKS (cost $1,343,314,961)		1,382,217,736

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000 Value Index Fund(a) (cost $6,051,509)	61,939	5,888,541

TOTAL LONG-TERM INVESTMENTS (cost $1,349,366,470)		1,388,106,277

SHORT-TERM INVESTMENT — 6.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $95,983,851; includes $90,408,933 of cash collateral for securities on loan)(b)(c)	95,983,851	95,983,851

TOTAL INVESTMENTS — 106.5% (cost $1,445,350,321)(d)		1,484,090,128
Liabilities in excess of other assets — (6.5)%		(91,171,796)

NET ASSETS — 100.0%		$1,392,918,332

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,296,373; cash collateral of $90,408,933 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,454,179,615

Appreciation	164,979,078
Depreciation	(135,068,565)

Net Unrealized Appreciation	$29,910,513

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,603,534	$—	$—
Air Freight & Logistics	17,532,495	—	—
Airlines	20,214,816	—	—
Auto Components	68,014,599	—	—
Banks	229,424,855	—	—
Capital Markets	14,683,506	—	—
Chemicals	39,374,136	—	—
Commercial Services & Supplies	33,768,231	—	—
Communications Equipment	9,981,785	—	—
Construction & Engineering	22,355,674	—	—
Consumer Finance	31,474,529	—	—
Containers & Packaging	2,197,456	—	—
Diversified Consumer Services	10,133,800	—	—
Diversified Financial Services	611,036	—	—
Diversified Telecommunication Services	9,478,094	—	—
Electric Utilities	16,495,839	—	—
Electronic Equipment, Instruments & Components	39,726,503	—	—
Energy Equipment & Services	35,601,902	—	—
Food & Staples Retailing	33,817,124	—	—
Food Products	14,136,684	—	—
Gas Utilities	1,059,345	—	—
Health Care Providers & Services	16,197,070	—	—
Hotels, Restaurants & Leisure	5,688,925	—	—
Household Durables	607,289	—	—
Insurance	124,183,623	—	—
IT Services	56,463,165	—	—
Machinery	47,063,251	—	—
Marine	8,027,812	—	—
Media	9,424,366	—	—
Metals & Mining	13,136,097	—	—
Multiline Retail	7,740,020	—	—

Multi-Utilities	7,114,212	—	—
Oil, Gas & Consumable Fuels	39,829,094	—	—
Paper & Forest Products	18,886,725	—	—
Pharmaceuticals	241,758	—	—
Professional Services	14,193,355	—	—
Real Estate Investment Trusts (REITs)	167,777,434	—	—
Road & Rail	3,953,121	—	—
Semiconductors & Semiconductor Equipment	24,662,567	—	—
Specialty Retail	40,337,073	—	—
Technology Hardware, Storage & Peripherals	7,325,640	—	—
Textiles, Apparel & Luxury Goods	3,215,829	—	—
Thrifts & Mortgage Finance	67,001,264	—	—
Trading Companies & Distributors	27,941,415	—	—
Water Utilities	4,343,329	—	—
Wireless Telecommunication Services	1,177,359	—	—
Exchange Traded Funds	5,888,541	—	—
Affiliated Money Market Mutual Fund	95,983,851	—	—

Total	$1,484,090,128	$—	$—

Glossary:

The following abbreviations are used in the preceding portfolios descriptions:

Exchange

AEX	Amsterdam Stock Exchange
XLON	London Stock Exchange

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMM	Constant Maturity Mortgage
CVA	Certificate Van Aandelen (Bearer)
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event there is no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced using the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 and managed by PI.

Each Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     December 18, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     December 18, 2015

*	Print the name and title of each signing officer under his or her signature.